SHARE-BASED COMPENSATION - Granted options to employees and Restricted stock units (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Oct. 26, 2022 USD ($) shares $ / shares	Oct. 26, 2022 € / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate	1.0667	1.0667	1.0667	1.1334	1.228
Share-based compensation | $			$ 6,392	$ 9,055	$ 8,405
Average foreign exchange rate	1.0543		1.0543	1.1860	1.1426
Option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares			4,801,938	12,081,000	15,536,750
Weighted average exercise price (in usd per share)			$ 0.902	$ 0.931	$ 1.196
Option plan | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares			4,801,938	12,081,000
Weighted average exercise price (in usd per share)			$ 0.902	$ 0.931
Option plan | Bottom of range | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)			0.092	0.891
Option plan | Top of range | Employee
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values for options (in usd per share)			$ 0.489	$ 1.292
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	4,931,000
Fair values for options (in usd per share) | (per share)	$ 1.035	€ 0.97
Share-based compensation | $	$ 5,000		$ 474	$ 0	$ 0